                                          UAM Funds
                                          Funds for the Informed Investor(SM)

IRA Capital Preservation Portfolio
Annual Report                                                   October 31, 2000

                                                                [LOGO OF UAM(R)]
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UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO
                                              OCTOBER 31, 2000

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                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter ....................................................     1

Portfolio of Investments ................................................     5

Statement of Assets and Liabilities .....................................    11

Statement of Operations .................................................    12

Statement of Changes in Net Assets ......................................    13

Financial Highlights ....................................................    14

Notes to Financial Statements ...........................................    15

Report of Independent Accountants .......................................    19
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UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

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November 15, 2000

Dear Shareholders:

We are pleased to present you with this annual report for the UAM: IRA Capital Preservation Portfolio, providing an overview of the market and an analysis and evaluation of the portfolio. The portfolio, which is offered exclusively to IRA and Keogh Plan investors, uses a wrapper agreement to seek stability of the daily net asset value per share. This is our first full twelve-month report since the portfolio opened on August 31, 1999, and we are pleased with the response of the market to this new portfolio.

Economic and Market Conditions

There were several significant factors affecting the U.S. fixed income markets over the past twelve months. The bulging budget surplus combined with election-year politics manifested in a sweeping buyback program by the U.S. Treasury. In an effort to reduce outstanding debt and lower the average interest rate paid by the government on the bonds it has issued, the U.S. Treasury focused the bulk of its purchases on longer dated Treasuries, causing supply to dwindle and prices to rise. Meanwhile, as economic data hinted at increased risks of inflation, the Federal Reserve raised the Fed Funds rate from 5.25% to 6.50% from November 16, 1999 through May 16, 2000. The yields for short and medium term Treasuries continued to rise in the latter part of 1999 and early in 2000, with the erosion of Y2K fears, spreads in almost all sectors of fixed income began widening causing a decline in prices for most bond investments. With that backdrop, the Treasury yield curve inverted in January and became even more extreme during the first half of the year.

Since the last Fed Funds rate hike at the May Federal Open Market Committee ("FOMC") meeting, there has been a series of economic reports all pointing to a significant slowdown in growth. The third quarter saw positive returns in all the major sectors of the fixed income universe as data consistently provided evidence of an economic slowdown and a continued absence of inflation. Perhaps the most notable outcome of the third quarter market activity was the change in the shape of the yield curve, where by quarter end there was a positive sloping relationship between the 10-year Treasury note and the 30-year Treasury bond for the first time since January. This "disinversion" in the shape of the yield curve was largely a result of perceived changes in the Treasury buyback program based on expectations that the next administration's fiscal program will eliminate a large portion of the budget surplus. Also supporting the return to a more normal, positively sloped yield curve was increased evidence that the economy is slowing to a more sustainable growth rate, possibly alleviating the need for further increases in the Fed Funds rate.

By the end of October, forecasts that the Federal Reserve would shift to a neutral bias at the next FOMC meeting were largely abandoned due to low unemployment num-

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UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

--------------------------------------------------------------------------------

bers and increasing wage pressure. Although the Fed could move to a neutral bias over the next few months if economic data continues to support an economy growing below potential, this does not necessarily imply a near-term rate cut. Going forward, spread product -- the portfolio's primary investment -- should provide excess returns over Treasury securities. We continue to believe that institutional investors have invested cautiously during the period and have additional capacity for fixed income investments. Therefore, the portfolio will maintain its commitment to spread product and new deposits will be immediately invested within our approved Triple-A sectors.

Investment Review

The portfolio has met its objective of preserving principal and maintaining a stable net asset value per share with its NAV remaining steady at $10 per share every day since inception. Over the twelve-month period, the portfolio has significantly increased its diversification across the major sectors of the Triple-A rated fixed income market. The initial small size of the portfolio required the purchase of odd-lot securities, which are generally offered at reduced prices from round-lots. The rise in interest rates through most of the period plus the ability to buy bonds at cheaper than normal prices due to size enabled the portfolio to purchase assets at attractive yields. At this time, the portfolio has one wrapper agreement in place, which has served to successfully maintain a stable daily net asset value per share. Throughout the period, the average credit quality of the total portfolio remained at a solid AAA/Aaa as measured by Standard & Poor's Rating Group and Moody's Investors Service, respectively. After the initial start-up period, the portfolio duration has remained relatively constant ending the year at 2.67 years as of October 31, 2000 to provide a stable return that will track market interest rates.

Investment Performance

While the twelve-month period was marked with volatility and changing economic data, stable value investors continued to realize consistent positive returns. The portfolio exceeded its benchmark, the Ryan 5 Year Master GIC Index, during the six and twelve-month periods ending October 31, 2000. Since the portfolio seeks a level of current income higher than that of money market funds, we are pleased to report that the portfolio also outperformed the MFR Money Market Index by a significant margin during these periods. The performance of the portfolio (net of 1.00% expenses) versus the indices follows:

                                   UAM:
                               Ira Capital
                              Preservation        Ryan 5 Year        MFR Money
                                Portfolio      Master GIC Index     Market Index
                              ------------     ----------------     ------------
 6 months ending 10/31/00         3.43%              3.23%              2.99%
12 months ending 10/31/00         6.80%              6.54%              5.68%

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UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

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We will continue to invest the portfolio in the highest quality debt securities combined with wrapper agreements to help stabilize the daily share price. With our long-term perspective, stable value management experience and conservative investment strategy, we seek to provide you with a level of current income higher than that of money market funds, while attempting to preserve principal and maintain a stable net asset value per share.

We thank you for your support of the UAM: IRA Capital Preservation Portfolio and look forward to continuing to serve your retirement investment needs into the future.

Sincerely,

/s/ Laura P. Dagan

Laura P. Dagan
Portfolio Manager

All performance presented in this report is historical and should not be construed as a guarantee of future results. While this portfolio is not a Money Market fund, it does seek to maintain a stable NAV through the use of wrapper agreements. There can be no assurance that the portfolio will meet its stated objectives and maintain a stable NAV. Therefore, if the portfolio does not meet its objectives or is unable to purchase wrapper agreements, there can be no assurance that the principal value of an investment will not fluctuate. Subsequently, an investor's shares may be worth more or less than the original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

There are no assurances that a portfolio will meet its stated objectives. A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

                        Definition of Comparative Indices
                        ---------------------------------

MFR Money Market Index is an average of all major money market fund yields, published weekly for 7- and 30-day yields.

Ryan Labs 5 Year GIC Master Index is an unmanaged index with an arithmetic mean of market rates of $1 million GIC contracts held for five years. The market rates are representative of a diversified, investment grade portfolio of contracts issued by credit worthy insurance companies.

U.S. Three-Month Treasury Bill Average is the average return for all treasury bills for the previous three month period.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

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UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

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Growth of a $10,000 Investment

---------------------------------
  AVERAGE ANNUAL TOTAL RETURN**
FOR PERIOD ENDED OCTOBER 31, 2000
---------------------------------
   1 Year      Since 8/31/99*
---------------------------------
   6.80%           6.81%
---------------------------------

                                    [GRAPH]

                IRA         U.S.Treas       RYAN

8/31/99        10,000        10,000        10,000
 Oct-99        10,112        10,084        10,106
 Oct-00        10,800        10,681        10,661


                         Periods ended on October 31st


*    Beginning of operations. Index comparisons begin on 8/31/99.
** If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.


All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A portfolio's performance assumes the reinvestment of all dividends and capital gains.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

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UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO
                                              OCTOBER 31, 2000
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PORTFOLIO OF INVESTMENTS
RESIDENTIAL MORTGAGES - 36.5%


                                                                               Face
                                                                              Amount           Value
                                                                            ----------       ---------
Federal Home Loan Mortgage Corporation Pool #C00530
    7.500%, 07/01/27 ..................................................     $   43,331      $   43,304
Federal Home Loan Mortgage Corporation Pool #532898
    8.750%, 12/01/08 ..................................................         37,145          38,468
Federal Home Loan Mortgage Corporation Ser T14, Cl A3
    5.900%, 03/25/24 ..................................................        250,000         245,690
Federal Home Loan Mortgage Corporation Ser T17, Cl A5
    7.160%, 07/25/29 ..................................................        112,000         109,232
Federal National Mortgage Association Pool #175261
   8.000%, 11/01/01 ...................................................          6,206           6,317
Federal National Mortgage Association Pool #253000
   8.000%, 10/01/29 ...................................................      1,581,073       1,601,599
Federal National Mortgage Association Pool #253002
   9.000%, 07/01/26 ...................................................        337,937         351,080
Federal National Mortgage Association Pool #253136
   9.000%, 04/01/25 ...................................................        206,719         213,048
Federal National Mortgage Association Pool #253137
   9.500%, 09/01/24 ...................................................        164,349         172,229
Federal National Mortgage Association Pool #253138
   10.000%, 02/01/19 ..................................................        161,999         169,866
Federal National Mortgage Association Pool #372602
   8.500%, 06/01/25 ...................................................        143,092         146,177
Federal National Mortgage Association Pool #495062
   7.000%, 05/01/29 ...................................................        173,654         170,235
Federal National Mortgage Association Pool #524217
   8.500%, 07/01/26 ...................................................        333,191         341,477
Federal National Mortgage Association Pool #529306
   8.500%, 08/01/26 ...................................................        166,758         170,905
Federal National Mortgage Association Pool #539604
   9.000%, 07/01/27 ...................................................        968,350       1,006,171
Federal National Mortgage Association, Ser 1990-35, Cl E
   9.500%, 04/25/20 ...................................................         79,481          83,060
Federal National Mortgage Association, Ser 1997-88, Cl B
   9.000%, 11/18/24 ...................................................        882,978         910,147
Federal National Mortgage Association, Ser 1999-W5, Cl A5
   6.470%, 02/25/29 ...................................................      1,000,000         922,529
Federal National Mortgage Association TBA
   8.000%, 01/16/31 ...................................................      2,000,000       2,023,120
Residential Asset Securitization Trust, Ser 1998-A12 A5
   6.750%, 11/25/28 ...................................................         48,424          47,757
                                                                                            ----------
TOTAL RESIDENTIAL MORTGAGES
   (Cost $8,711,004) ..................................................                      8,772,411
                                                                                            ----------


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO
                                              OCTOBER 31, 2000
--------------------------------------------------------------------------------

COMMERCIAL MORTGAGES -- 10.5%


                                                                               Face
                                                                              Amount           Value
                                                                            ----------       ---------
  Allied Capital Commercial Mortgage Trust, Ser 1998-1, Cl A
     6.310%, 09/25/03 .................................................     $  284,621      $  281,138
  FMAC Loan Receivables Trust, Ser 1998-A, Cl A2
     6.500%, 09/15/20 .................................................         34,939          33,157
  Merrill Lynch Mortgage Investors, Ser 1998-C1 A1
     6.310%, 11/15/26 .................................................        160,616         157,035
  Merrill Lynch Mortgage, Ser 1997-Cl A3
     7.120%, 06/18/29 .................................................        350,000         350,287
  Midland Realty Acceptance, Ser 1996-C1 A2
     7.475%, 08/25/28 .................................................        768,000         774,655
  Midland Realty Acceptance Corporate CMO, Ser 1996-C2, Cl A2
     7.233%, 01/25/29 .................................................        235,000         236,908
  Morgan Stanley Capital I, Ser 1999-Life, Cl A1
     6.970%, 10/15/08 .................................................        317,806         317,318
  Nomura Asset Securities Corporation, Ser 1994-MD1, Cl A1B
     8.090%, 03/15/18 .................................................         21,632          21,568
  Prudential Securities Secured Financing, Ser 1995-MCF2, Cl A2
     6.840%, 12/26/22 .................................................        200,000         198,518
  Prudential Securities Secured Financing, Ser 1999-C2, Cl A2
     7.193%, 04/15/09 .................................................        155,000         155,341
                                                                                            ----------
  TOTAL COMMERCIAL MORTGAGES
     (Cost $2,445,714) ................................................                      2,525,925
                                                                                            ----------
MORTGAGE RELATED -- 13.4%

  Advanta Mortgage Loan Trust, Ser 2000-2 A3
     7.760%, 05/25/18 .................................................        500,000         505,275
  Conseco Finance 1999-H Af4
     7.320%, 12/15/29 .................................................        105,000         103,915
  Equicredit Funding Trust, Ser 1997-A A4
     7.340%, 03/15/24 .................................................        500,000         503,825
  Equicredit Home Equity Loan Trust, Ser 1996-1Cl A3
     6.190%, 12/15/10 .................................................         98,035          97,745
  FHLMC Structured Pass Through T-9 A3
     6.660%, 07/25/15 .................................................        100,000          99,217
  Fleetwood Credit Grantor Trust, Ser 1993-A A
     6.000%, 01/15/08 .................................................        100,650          99,093
  Independent National Mortgage Home Equity, Ser 1997-A Af3
     6.700%, 12/25/25 .................................................        200,000         198,308


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO
                                              OCTOBER 31, 2000
--------------------------------------------------------------------------------

MORTGAGE RELATED -- (Continued)


                                                                               Face
                                                                              Amount           Value
                                                                            ----------       ---------
   Money Store Equity Trust, Ser 1998-B Af5
      6.225%, 09/15/23 ................................................     $  140,000      $  137,182
   Money Store Home Equity Loan Trust, Ser 1996-D, Cl A9
      7.000%, 04/15/28 ................................................        664,173         659,524
   Money Store Home Equity Trust, Ser 1995-C A10
      6.975%, 04/15/16 ................................................        208,000         206,721
   Money Store Home Equity Trust, Ser 1998-A Af5
      6.370%, 12/15/23 ................................................        275,000         271,854
   Residential Funding Mortgage Securities, Ser 1999-Hi8 Ai2
      7.030%, 07/25/10 ................................................        350,000         348,229
                                                                                            ----------
   TOTAL MORTGAGE RELATED
      (Cost $3,151,932) ...............................................                      3,230,888
                                                                                            ----------
 ASSET-BACKED SECURITIES -- 31.0%

AUTO & TRANSPORTATION -- 9.0%
   FELCO Funding II LLC, Ser 2000-1, Cl A4
      7.720%, 12/15/05 ................................................        500,000         511,515
   Ford Credit Auto Owner Trust, Ser 1999-B, Cl A4
      5.800%, 06/15/02 ................................................        109,000         108,500
   ONYX Acceptance Auto Trust, Ser 1998-1, Cl A
      5.950%, 07/15/04 ................................................        231,694         230,072
   Provident Auto Lease ABS Trust, Ser 1999-1, Cl A3
      7.260%, 01/14/12 ................................................        349,890         352,028
   World Omni Automobile Lease Securitization Trust III,
      Ser 1997-B, Cl A-4
      6.200%, 11/25/03 ................................................        967,039         966,178
                                                                                            ----------
                                                                                             2,168,293
                                                                                            ----------
BOATS -- 1.4%
   Cit Marine Trust, Ser 1999-A A2
      5.800%, 04/15/10 ................................................        170,000         166,651
   CIT Marine Trust, Ser 1999-A, Cl A4
      6.250%, 11/15/19 ................................................        185,000         171,249
                                                                                            ----------
                                                                                               337,900
                                                                                            ----------
CONSUMER LENDING -- 0.4%
   Green Tree Construction Trust, Ser 1998-A, Cl A1C
      6.180%, 06/15/19 ................................................         95,616          94,367
                                                                                            ----------


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO
                                              OCTOBER 31, 2000
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ASSET-BACKED SECURITIES -- (Continued)


                                                                                Face
                                                                               Amount          Value
                                                                             ----------      ---------
CORPORATES/YANKEES -- 3.3%
   Pemex Finance
      5.720%, 11/15/03 ................................................       $460,113        $449,949
      6.125%, 11/15/03 ................................................         60,667          59,461
      6.300%, 05/15/10 ................................................        300,000         280,596
                                                                                              --------
                                                                                               790,006
                                                                                              --------
EQUIPMENT LEASE -- 2.0%
   CNH Equipment Trust, Ser 2000-A, Cl A2
      6.800%, 08/15/03 ................................................        125,000         124,971
   Heller Equipment Asset Receivables Trust, Ser 1999-2, Cl A4
      6.790%, 03/14/07 ................................................        355,000         354,595
                                                                                              --------
                                                                                               479,566
                                                                                              --------
HOME EQUITY LOANS -- 13.4%
   Advanta Home Equity Loan Trust, Ser 1993-1, Cl A2
      5.950%, 05/25/09 ................................................         88,358          86,182
   Advanta Mortgage Loan Trust, Ser 1993-3, Cl A3
      4.750%, 02/25/10 ................................................          9,691           9,614
   Advanta Mortgage Loan Trust, Ser 1997-4, Cl A4
      6.660%, 03/25/22 ................................................         30,758          30,490
   Advanta Mortgage Loan Trust, Ser 1999-2, Cl A6
      6.820%, 05/25/29 ................................................        375,000         365,520
   AFC Home Equity Loan Trust, Ser 1997-2, Cl 1A4
      7.040%, 06/25/27 ................................................         18,289          18,201
   Conseco Finance, Ser 1999-H, Cl AF5
      7.600%, 12/15/29 ................................................        320,000         322,736
   Countrywide Asset Backed Certificates, Ser 1999-2, Cl AF 4
      6.780%, 11/25/27 ................................................        415,000         392,034
   Delta Funding Home Equity Loan Trust, Ser 1997-1, Cl A6
      7.210%, 04/25/29 ................................................         45,714          45,585
   EQCC Home Equity Loan Trust, Ser 1999-1, Cl A3F
      5.915%, 11/20/24 ................................................         35,000          34,062
   GE Capital Mortgage Services, Ser 1999-HE1, Cl A2
      5.905%, 10/25/13 ................................................         55,000          54,346
   Green Tree Home Equity Loan Trust, Ser 1999-C, Cl A3
      6.770%, 07/15/30 ................................................        240,000         238,738
   Indymac Home Equity Loan Asset Backed Trust, Ser 1999-A, Cl AF
      6.540%, 04/25/29 ................................................         99,329          97,215


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO
                                              OCTOBER 31, 2000
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES -- (Continued)


                                                                               Face
                                                                              Amount           Value
                                                                            ----------       ---------

   Residential Asset Securities Corporation, Ser 1998-KS2, Cl A9
      6.415%, 07/25/29 ................................................     $  430,000      $  413,497
   Residential Asset Securities Corporation, Ser 1998-KS3, Cl AI3
      5.910%, 08/25/22 ................................................         30,000          29,439
   Residential Asset Securities Corporation, Ser 1999-KS2, Cl AI7
      7.390%, 06/25/28 ................................................         35,000          34,376
   Residential Asset Securities Corporation, Ser 1999-KS3, Cl A2
      7.075%, 09/25/20 ................................................        150,000         149,547
   Saxon Asset Securities, Ser 1999-2, Cl AF4
      6.445%, 08/25/26 ................................................        310,000         299,779
   Saxon Asset Securities, Ser 1999-3, Cl AF4
      7.550%, 10/25/26 ................................................        290,000         289,284
   The Money Store Home Equity Trust, Ser 1997-B, Cl A5
      6.825%, 07/15/21 ................................................          3,012           3,004
   UCFC Home Equity Loan, Ser 1994-A, Cl A3
      6.100%, 07/10/18 ................................................         23,689          23,587
   UCFC Home Equity Loan, Ser 1997-A1, Cl A4
      7.130%, 04/15/18 ................................................         60,335          60,185
   UCFC Home Equity Loan, Ser 1998-A, Cl A3
      6.255%, 01/15/18 ................................................        112,276         111,362
   UCFC Home Equity Loan, Ser 1998-C, Cl A7
      5.935%, 01/15/30 ................................................         65,000          60,824
   UCFC Home Equity Loan, Ser 1998-D, Cl AF1
      6.105%, 04/15/13 ................................................         66,361          66,132
                                                                                            ----------
                                                                                             3,235,739
                                                                                            ----------
MANUFACTURED HOUSING -- 0.5%
   Green Tree Financial, Ser 1999-1, Cl A5
      6.110%, 09/01/23 ................................................         80,000          71,577
   Oakwood Mortgage Investors, Ser 1998-B, Cl A4
      6.350%, 03/15/17 ................................................         50,000          48,495
                                                                                            ----------
                                                                                               120,072
                                                                                            ----------
RECREATION VEHICLES -- 1.0%
   BankBoston RV Trust, Ser 1997-1, Cl A8
      6.540%, 02/15/09 ................................................         55,000          54,608
   Fleetwood Credit Corp. Grantor Trust, Ser 1997-B, Cl A
      6.400%, 05/15/13 ................................................        182,183         181,046
                                                                                            ----------
                                                                                               235,654
                                                                                            ----------
   TOTAL ASSET-BACKED SECURITIES
      (Cost $7,319,627) ...............................................                      7,461,597
                                                                                            ----------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO
                                              OCTOBER 31, 2000
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 18.5%


                                                                              Face
                                                                             Amount          Value
                                                                           ----------      ---------
REPURCHASE AGREEMENTS -- 18.5%
   Chase Securities, Inc. 6.35%, dated 10/31/00,
      due 11/01/01, to be repurchased at $2,412,425,
      collateralized by $1,806,646 of various
      U.S. Treasury Obligations valued at $2,412,047 (b) ..............   $  2,412,000    $  2,412,000
   Chase Securities, Inc. 6.35%, dated 10/31/00,
      due 11/01/01, to be repurchased at $2,043,360,
      collateralized by $1,530,256 of various
      U.S. Treasury Obligations valued at $2,043,040 (c) ..............      2,043,000       2,043,000
                                                                                          ------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $4,455,000) ...............................................                      4,455,000
                                                                                          ------------
   TOTAL INVESTMENTS -- 109.9%
      (Cost $26,083,277) (a) ..........................................                     26,445,821
                                                                                          ------------
 WRAPPER AGREEMENT -- (1.4%)


   CDC Financial Products*+ ...........................................                       (338,472)
                                                                                          ------------
   OTHER ASSETS AND LIABILITIES, NET -- (8.5%) ........................                     (2,042,340)
                                                                                          ------------
   TOTAL NET ASSETS -- 100.0% .........................................                   $ 24,065,009
                                                                                          ============


* The Wrapper Agreement obligates the Wrap provider to maintain the book value of a portion of the portfolio's assets up to a specified maximum dollar amount, upon the occurrence of certain specific events.
+    Fair-valued security
Cl   Class
Ser  Series
TBA Securities traded under delayed delivery commitments settling after October 31, 2000. Income on these securities will not be earned until settle date.
(a) The cost for federal income tax purposes was $26,083,277. At October 31, 2000, net unrealized appreciation for all securities based on tax cost was $362,544. This consisted of aggregate gross unrealized appreciation for all securities of $368,748, and aggregate gross unrealized depreciation for all securities of $6,204.
(b) Repurchase Agreement is held in a segregated account maintained for liquidity purposes pursuant to the Wrapper Agreement as disclosed in Note A.
(c) All or a portion of this security was pledged as collateral for TBA securities.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO
                                              OCTOBER 31, 2000
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

Assets
Investments, at Cost ...........................................   $21,628,277
                                                                   ===========
Investments, at Value -- Note A ................................   $21,990,821
Repurchase Agreements, at Value -- Note A (Cost $4,455,000) ....     4,455,000
Cash ...........................................................           806
Principal and Interest Receivable ..............................       115,733
Receivable due from Investment Adviser -- Note B ...............        29,071
Other Assets ...................................................        27,538
                                                                   -----------
   Total Assets ................................................    26,618,969
                                                                   -----------
Liabilities
Investment Securities Purchased ................................     2,017,813
Payable to Wrap Provider .......................................       354,148
Payable for Portfolio Shares Redeemed ..........................         6,938
Payable for Administrative Fees -- Note C ......................         8,837
Payable for Custodian Fees -- Note D ...........................         1,000
Payable for Trustees' Fees -- Note F ...........................           250
Payable for Distributions ......................................       134,987
Other Liabilities ..............................................        29,987
                                                                   -----------
   Total Liabilities ...........................................     2,553,960
                                                                   -----------
Net Assets .....................................................   $24,065,009
                                                                   ===========
Net Assets Consist of:
Paid in Capital ................................................   $24,081,734
Distribution in Excess of Net Investment Income ................       (14,303)
Unrealized Appreciation on Investments .........................       362,544
Unrealized Depreciation on Wrapper Agreement ...................      (393,108)
Accumulated Net Realized Gain on Investments ...................        28,142
                                                                   -----------
Net Assets .....................................................   $24,065,009
                                                                   ===========
Institutional Class Shares
Shares Issued and Outstanding ($0.001 par value)
   (Unlimited Shares Authorized) ...............................     2,406,501
Net Asset Value, Offering and Redemption Price Per Share .......        $10.00
                                                                        ======

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    IRA CAPITAL PRESERVATION PORTFOLIO
                                             FOR THE YEAR ENDED OCTOBER 31, 2000
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS


Investment Income
Interest .......................................................    $ 1,145,459
Crediting Rate Interest ........................................         54,024
                                                                    -----------
   Total Income ................................................      1,199,483
                                                                    -----------
Expenses
Administrative Fees -- Note C ..................................         92,035
Investment Advisory Fees -- Note B .............................         79,623
Printing Fees ..................................................         31,443
Wrapper Fees ...................................................         30,406
Audit Fees .....................................................         20,726
Shareholder Servicing Fees -- Note G ...........................         15,420
Registration and Filing Fees ...................................          8,425
Custodian Fees -- Note D .......................................          7,867
Trustees' Fees -- Note G .......................................          2,967
Legal Fees .....................................................          1,547
Other Expenses .................................................          2,479
Investment Advisory Fees Waived -- Note B ......................        (79,623)
Expenses Assumed by the Advisor -- Note B ......................        (48,625)
                                                                    -----------
     Net Expenses Before Expense Offset ........................        164,690
                                                                    -----------
Expense Offset .................................................         (5,467)
                                                                    -----------
     Net Expenses After Expense Offset .........................        159,223
                                                                    -----------

Net Investment Income ..........................................      1,040,260
                                                                    -----------
Net Realized Gain on Investments ...............................         28,142
                                                                    -----------
Net Change in Unrealized Appreciation (Depreciation) on:
     Investments ...............................................        352,740
     Wrapper Agreement .........................................       (380,882)
                                                                    -----------
Net Change in Unrealized Appreciation (Depreciation) ...........        (28,142)
                                                                    -----------
Net Gain (Loss) on Investments and Wrapper Agreement ...........             --
                                                                    -----------
Net Increase in Net Assets Resulting from Operations ...........    $ 1,040,260
                                                                    ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS


                                                                                            August 31,
                                                                          Year Ended         1999* to
                                                                          October 31,       October 31,
                                                                             2000              1999
                                                                         -------------     -------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income .............................................   $  1,040,260      $      5,458
   Net Realized Gain .................................................         28,142             2,422
   Net Change in Unrealized Appreciation (Depreciation) ..............        (28,142)           (2,422)
                                                                         ------------      ------------
   Net Increase in Net Assets Resulting from Operations ..............      1,040,260             5,458
                                                                         ------------      ------------
Distributions:
     Net Investment Income ...........................................     (1,040,260)           (5,458)
     In Excess of Net Investment Income ..............................        (16,725)               --
                                                                         ------------      ------------
        Total Distributions ..........................................     (1,056,985)           (5,458)

Capital Share Transactions (1):
   Issued ............................................................     23,524,042           861,371
   Redemption Fees-- Note I ..........................................         16,725                --
   In Lieu of Cash Distributions .....................................        864,793             5,458
   Redeemed ..........................................................     (1,190,655)               --
                                                                         ------------      ------------
   Net Increase from Capital Share Transactions ......................     23,214,905           866,829
                                                                         ------------      ------------
        Total Increase ...............................................     23,198,180           866,829

Net Assets:
   Beginning of Period ...............................................        866,829                --
                                                                         ------------      ------------
   End of Period (including distribution in excess of net
     investment income of $(14,303) and net investment
     income of $0, respectively) .....................................   $ 24,065,009      $    866,829
                                                                         ============      ============
(1) Shares Issued and Redeemed
    Shares Issued ....................................................      2,352,404            86,137
    In Lieu of Cash Distributions ....................................         86,479               546
    Shares Redeemed ..................................................       (119,065)               --
                                                                         ------------      ------------
   Net Increase in Shares Outstanding ................................      2,319,818            86,683
                                                                         ============      ============


* Commencement of operations

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                   For a Share Outstanding Throughout the Period


                                                                               August 31,
                                                             Year Ended        1999*** to
                                                             October 31,       October 31,
                                                                2000              1999
                                                            -------------     -------------
Net Asset Value, Beginning of Period ....................     $ 10.00            $ 10.00
                                                              -------            -------

Income from Investment Operations:
   Net Investment Income ................................        0.65               0.11
                                                              -------            -------
   Total from Investment Operations .....................        0.65               0.11
                                                              -------            -------
Redemption Fees .........................................        0.01                 --
                                                              -------            -------
Distributions:
   Net Investment Income ................................       (0.65)             (0.11)
   In Excess of Net Investment Income ...................       (0.01)                --
                                                              -------            -------
   Total Distributions ..................................       (0.66)             (0.11)
                                                              -------            -------
Net Asset Value, End of Period ..........................     $ 10.00            $ 10.00
                                                              =======            =======
Total Return+ ...........................................        6.80%              1.12%**
                                                              =======            =======
Ratios and Supplemental Data
Net Assets, End of Period (Thousands) ...................     $24,065            $   867
Ratio of Expenses to Average Net Assets .................        1.03%              1.00%*
Ratio of Net Investment Income to Average Net Assets ....        6.53%              6.67%*
Portfolio Turnover Rate .................................          72%               137%


*    Annualized
**   Not annualized
***  Commencement of operations
+ Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Ira Capital Preservation Portfolio, formerly the Dwight Capital Preservation Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified open-end management investment company. At October 31, 2000, the UAM Funds were comprised of 49 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to seek a level of current income higher than that of money market funds, while attempting to preserve principal and maintain a stable net asset value per share (NAV).

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

         1. Security Valuation: Fixed income securities are stated on the basis of valuation provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities, including the Wrapper Agreement, for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Trustees.

         Wrapper Agreements generally will be equal to the difference between the Book Value and Market Value (plus the crediting rate adjustment) on the applicable covered assets and will either be reflected as an asset or liability of the Portfolio. The Portfolio's Board of Trustees, in performing its fair value determination of the Portfolio's Wrapper Agreements, considers the credit worthiness and the ability of Wrap Providers to pay amounts due under the Wrapper Agreements.

         2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

--------------------------------------------------------------------------------

         3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

         Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

         4. Wrapper Agreements: The Portfolio may enter into Wrapper Agreements with insurance companies, banks or other financial institutions ("Wrap Providers") that are rated, at the time of purchase, in one of the top two rating categories by a rating agency. A Wrapper Agreement is a derivative instrument that is designed to protect the Portfolio from investment losses and under most circumstances permit the Portfolio to maintain a constant NAV per share. There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they will be considered illiquid.

         Pursuant to the terms of the Wrapper Agreement, the investment adviser will manage the Portfolio's securities to have an overall duration between
     1.5 and 4.0 years. In addition, the terms of the Wrapper Agreement require the Portfolio to maintain minimum cash and cash equivalent balances. Throughout the term of the Wrapper Agreement, the Portfolio will pay the Wrap Provider an annual fee of 0.21% of the Wrapper Agreement book value balance.

         The crediting rate used in computing book value is the actual interest earned on the covered assets, or an index-based approximation thereof, plus or minus an adjustment for an amount receivable from or payable to the Wrap Provider based on fluctuations in the market value of the covered assets. The premium due wrapper providers are offset against interest earned and thus reduce the crediting rate. The crediting rate is calculated by a formula specified in the Wrapper Agreement and is adjusted periodically.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

--------------------------------------------------------------------------------

         A default by the issuer of a Portfolio security or a Wrap Provider on its obligations may result in a decrease in the value of the Portfolio assets and, consequently, the shares. Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio securities defaults on payments of interest or principal. Additionally, a Portfolio shareholder may realize more or less than the actual investment return on the Portfolio securities depending upon the timing of the shareholder's purchases and redemption of shares, as well as those of other shareholders.

         5. Distributions to Shareholders: The Portfolio will declare daily and distribute monthly substantially all of its net investment income. Any realized net capital gains will be distributed at least annually. The Portfolio may elect to retain net long term capital gains and pay income tax thereon, which will result in Federal tax consequences to shareholders. All distributions are recorded on ex-dividend date.

         The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments and net operating losses.

         Permanent book and tax basis differences resulted in reclassifications of a decrease of $2,422 to distributions in excess of net investment income, and a decrease of $2,422 to accumulated net realized gain.

         Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

         6. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Dwight Asset Management Company. (the "Adviser"), a subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.50% of the average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.00% of average daily net assets. Old Mutual, Plc. gained control of United Asset Management on September 26, 2000.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

--------------------------------------------------------------------------------

     C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolio under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with SEIInvestments Mutual Funds Services ("SEI"), a wholly-owned subsidiary of SEIInvestments Company, DST Systems, Inc., ("DST") and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the Portfolio.

     Pursuant to the Agreement, the Portfolio pays the Administrator 0.093% per annum of the average daily net assets of the Portfolio, an annual base fee of no more than $72,500, and a fee based on the number of active shareholder accounts.

     For the year ended October 31, 2000, the Administrator was paid $92,035, of which $38,998 was paid to SEI for their services, $14,792 to DST for their services, and $7,894 to UAMSSC for their services.

     D. Custodian: The Chase Manhattan Bank is custodian for the Portfolio's assets and the assets are held in accordance with the custodian agreement.

     E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

     F. Trustees' Fees: Each Trustee, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Trustee meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds.

     G. Shareholder Servicing Fees: Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the UAM Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the UAM Funds that are serviced by the financial representative.

     H. Purchases and Sales: For the year ended October 31, 2000, the Portfolio made purchases of $17,234,249 and sales of $2,879,405 of investment securities other than long-term U.S. Government and short-term securities. Purchases and sales of long-term U.S. Government securities were $11,631,511 and $5,784,278, respectively.

     I. Other: The Portfolio retains a redemption fee of 2.00% on redemptions of capital shares held for less than twelve months. For the year ended October 31, 2000, there were $16,725 in redemption fees retained.

     At October 31, 2000, one record shareholder owned 72.0% of the aggregate total shares outstanding of the Portfolio.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO
                                              OCTOBER 31, 2000
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
UAM Funds Trust and Shareholders of
IRA Capital Preservation Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of IRA Capital Preservation Portfolio (formerly Dwight Capital Preservation Portfolio, the "Portfolio"), a portfolio of UAM Funds Trust, at October 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
December 20, 2000

                                     NOTES

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

--------------------------------------------------------------------------------

Officers and Trustees

James F. Orr, III                              William H. Park
Trustee, President and Chairman                Vice President

John T. Bennett, Jr.                           Gary L. French
Trustee                                        Treasurer

Nancy J. Dunn                                  Robert J. Della Croce
Trustee                                        Assistant Treasurer

Philip D. English                              Linda T. Gibson, Esq.
Trustee                                        Secretary

William A. Humenuk                             Martin J. Wolin, Esq.
Trustee                                        Assistant Secretary

James P. Pappas                                Theresa DelVecchio
Vice President                                 Assistant Secretary

--------------------------------------------------------------------------------

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Dwight Asset Management Company
100 Bank Street
Suite 800
Burlington, VT 05401

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110

                                      ----------------------------------------
                                       This report has been prepared for
                                       shareholders and may be distributed to
                                       others only if preceded or accompanied
                                       by a current prospectus.
                                      ----------------------------------------

                              [LOGO OF UAM FUNDS]

Supplement dated October 27, 2000, to the Annual Report of the Financials for the IRA Capital Preservation Portfolio.

    The Annual Report is hereby supplemented to reflect the following:

    On October 27, 2000, there was a Special Meeting of Shareholders of the Fund, at which the shareholders of the Portfolio voted on the listed proposals. The following were the results of the vote:

                                                       For:    Against: Abstain:
                                                    ---------- -------- --------
1.To elect the Trustees/Directors.
  01) John T. Bennett, Jr. ........................ 19,010,168   --     451,579
  02) Nancy J. Dunn................................ 19,032,354   --     429,393
  03) William A. Humenuk........................... 19,032,469   --     429,278
  04) Philip D. English............................ 19,032,469   --     429,278
  05) James F. Orr, III............................ 19,030,371   --     431,371

2.To approve the proposed change of the investment objective of the Fund from fundamental to non-fundamental.

                                      N/A

3.To approve the proposed changes to the Fund's fundamental investment restrictions.

  a) Diversification of Investments:...............  1,075,424   --      30,367
  b) Borrowing:....................................  1,075,424   --      30,367
  c) Issuing of Senior Securities:.................  1,075,424   --      30,367
  d) Underwriting:.................................  1,075,424   --      30,367
  e) Industry Concentration:.......................  1,075,424   --      30,367
  f) Investment in Real Estate:....................  1,075,424   --      30,367
  g) Commodities:..................................  1,075,424   --      30,367
  h) Lending:......................................  1,075,424   --      30,367
  i) Illiquid Securities:..........................  1,075,424   --      30,367
  j) Control or Management:........................  1,075,424   --      30,367
  k) Unseasoned Issuers:...........................  1,075,424   --      30,367
  l) Borrowing exceeding 5%:.......................  1,075,424   --      30,367
  m) Pledging:.....................................  1,075,424   --      30,367
  n) Margin Purchases and Short Sales:.............  1,075,424   --      30,367

                                                      For:    Against: Abstain:
                                                    --------- -------- --------
  o) Directors' Ownership of Shares:............... 1,075,424     --    30,367
  p) Interest in Oil, Gas or Other Mineral
     Exploration or Development Programs:.......... 1,075,424     --    30,367
  q) Futures and Options........................... 1,075,424     --    30,367

4.To ratify the selection of PricewaterhouseCoopers LLP as the independent auditors.

                                                    1,317,338  21,743    8,147

5.To approve an Interim Investment Advisory Agreement between each Fund and its investment adviser.

                                                    1,307,656  18,293   21,279

6.To approve an Investment Advisory Agreement between the Fund and its investment adviser, subject to completion of the merger between United Asset
Management Corporation and Old Mutual Plc.

                                                    1,309,042  18,293   19,893

                                                            [LOGO OF UAM FUNDS]